Parent Company Only Condensed Financial Information - Schedule of condensed balance sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2019
Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Class B ordinary share [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value	0.0001	0.0001
Parent Company [Member] | Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value	0.0001	0.0001
Parent Company [Member] | Class B ordinary share [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value	$ 0.0001	$ 0.0001